RELATED PARTY TRANSACTIONS - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Revenue	$ 7,000	$ 2,085	$ 11,233	$ 19,918	$ 21,782
Related party costs	2,133	2,052	6,458	5,975	6,543
Other income (expense), net	875	875	3,500	3,500
Euroleague [Member]
Related Party Transaction [Line Items]
Related party costs			3,500	4,100	2,600
Due from related parties	3,000		700	6,200
Due to related parties	100		1,000	2,700
Euroleague [Member] | Representation And Technical Services [Member]
Related Party Transaction [Line Items]
Revenue	2,200	(2,400)	(1,500)	6,600	8,800
Euroleague [Member] | Production Services [Member]
Related Party Transaction [Line Items]
Revenue	2,600	1,900	7,800	7,900	$ 6,900
Euroleague [Member] | Gaming Rights [Member]
Related Party Transaction [Line Items]
Related party costs	$ 1,800	$ 1,400
Learfield IMG College
Related Party Transaction [Line Items]
Revenue				2,000
Due from related parties				3,600
Other income (expense), net			3,500	$ 3,500
Learfield IMG College | Maximum [Member]
Related Party Transaction [Line Items]
Revenue			100
Due from related parties			$ 100